Property and Equipment	12 Months Ended
Dec. 31, 2019
Disclosure of property, plant and equipment [text block] [Abstract]
Disclosure of property, plant and equipment [text block]

NOTE 9 - PROPERTY AND EQUIPMENT:

a.	Composition of property and equipment and accumulated depreciation thereon, grouped by major classifications and changes therein, and their movements during 2019:

	Cost			Accumulated Depreciation
	Balance at the beginning	Additions during the	Balance at the end of	Balance at the beginning	Additions during the	Balance at the end of	Depreciated balance as of December 31,
	of the year	year	the year	of the year	year	the year	2019	2018
Property and equipment:	USD in thousands			USD in thousands			USD in thousands
Machinery and equipment	736	13	749	659	16	675	74	77
Leasehold improvements	47	25	72	47	-	47	25	-
Office furniture and equipment (including computers)	397	13	410	384	7	391	19	13
Computer programs	158	11	169	143	7	150	19	15
	1,338	62	1,400	1,233	30	1,263	137	105

b.	Composition of property and equipment and accumulated depreciation thereon, grouped by major classifications and changes therein, and their movements during 2018:

	Cost			Accumulated Depreciation
	Balance at the beginning	Additions during the	Balance at the end of	Balance at beginning	Additions during the	Balance at the end of	Depreciated balance as of December 31,
	of the year	year	year	of the year	year	the year	2018	2017
Property and equipment:	USD in thousands			USD in thousands			USD in thousands
Machinery and equipment	736	-	736	639	20	659	77	97
Leasehold improvements	47	-	47	47	-	47	-	-
Office furniture and equipment (including computers)	393	4	397	370	14	384	13	23
Computer programs	151	7	158	135	8	143	15	16
	1,327	11	1,338	1,191	42	1,233	105	136